Shareholder Fees {- Fidelity Government Money Market Fund}	Nov. 26, 2021 USD ($)
NF_04.30 Fidelity Government Money Market Fund_Class S Pro-01 | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none